QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2015
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

NOTE 19—QUARTERLY RESULTS (UNAUDITED)

        Revenue at ILG is influenced by the seasonal nature of travel. The vacation exchange business generally recognize exchange and Getaway revenue based on confirmation of the vacation, with the first quarter generally experiencing higher revenue and the fourth quarter generally experiencing lower revenue. The vacation rental business recognize rental revenue based on occupancy, with the first and third quarters generally generating higher revenue and the second and fourth quarters generally generating lower revenue. The timeshare management part of this business does not experience significant seasonality.

	Quarter Ended
	March 31	June 30	September 30	December 31
	(In thousands, except for share data)
2015
Revenue	$184,552	$173,745	$174,040	$165,099
Gross profit	102,195	93,322	98,427	86,731
Operating income	40,322	31,361	33,023	23,438
Net income attributable to common stockholders	25,262	16,641	19,100	12,312
Earnings per share attributable to common stockholders(1):
Basic	0.44	0.29	0.33	0.21
Diluted	0.44	0.29	0.33	0.21
2014
Revenue	$157,041	$143,528	$146,683	$167,121
Gross profit	93,191	83,767	87,688	85,246
Operating income	40,425	31,937	34,905	19,827
Net income attributable to common stockholders	23,715	18,360	21,295	15,560
Earnings per share attributable to common stockholders(1):
Basic	0.41	0.32	0.37	0.27
Diluted	0.41	0.32	0.37	0.27

(1)

For the years ended December 31, 2015 and 2014, per share amounts for the quarters may not add to the annual amount because of rounding and differences in the average common shares outstanding during each period.